ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2025
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 3. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2025	September 30, 2024
Accounts Payable	$2,395	$1,090
Advances from third parties	$173,050	$162,224
Accrued Liabilities and Other Payables	$39,506	$43,395
TOTAL	$214,951	$206,709

The Accounts Payable balance represents amounts owing primarily to individuals for professional and technical services provided to the Company.

Accrued liabilities and other payables primarily consist of advances from non-related parties and accrued expenses for services received. As of September 30, 2025, the balance included $173,050 in advances from an individual non-related party. As of September 30, 2024, the balance included $162,234 in advances from the same non-related party.